UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21676
Eaton Vance Tax Managed Buy-Write Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2007

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Income Fund                                                                   as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.4%

Security	Shares	Value
Aerospace & Defense — 2.1%
Boeing Co.	27,232	$2,421,197
Honeywell International, Inc.	64,761	2,982,892
Northrop Grumman Corp.	26,780	1,987,612
Rockwell Collins, Inc.	7,248	485,109
United Technologies Corp.	38,848	2,525,120
		$10,401,930
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	2,936	$140,194
United Parcel Service, Inc., Class B	36,301	2,544,700
		$2,684,894
Airlines — 0.2%
Southwest Airlines Co.	70,130	$1,030,911
		$1,030,911
Auto Components — 0.3%
Johnson Controls, Inc.	13,713	$1,297,524
		$1,297,524
Automobiles — 0.0%
General Motors Corp.	6,078	$186,230
		$186,230
Beverages — 3.2%
Anheuser-Busch Cos., Inc.	79,253	$3,999,106
Brown-Forman Corp., Class B	3,398	222,773
Coca-Cola Co.	130,353	6,256,944
PepsiCo, Inc.	82,053	5,215,289
		$15,694,112
Biotechnology — 1.1%
Amgen, Inc. (1)	66,154	$3,696,686
Biogen Idec, Inc. (1)	35,276	1,565,549
CV Therapeutics, Inc. (1)	24,414	192,138
		$5,454,373
Capital Markets — 4.0%
Amvescap PLC ADR	54,842	$1,212,008
Bank of New York Co., Inc.	97,096	3,937,243
Credit Suisse Group ADR	21,404	1,537,449
Federated Investors, Inc., Class B	32,602	1,197,145
Franklin Resources, Inc.	29,605	3,577,172
Goldman Sachs Group, Inc.	4,860	1,004,222

Merrill Lynch & Co., Inc.	40,826	$3,334,259
Morgan Stanley	49,306	3,883,341
		$19,682,839
Chemicals — 1.3%
Ashland, Inc.	6,811	$446,802
E.I. du Pont de Nemours and Co.	77,067	3,809,422
Eastman Chemical Co.	31,031	1,965,193
Rohm & Haas Co.	7,911	409,157
		$6,630,574
Commercial Banks — 2.9%
Comerica, Inc.	6,819	$403,139
Compass Bancshares, Inc.	5,081	349,573
First Horizon National Corp.	5,141	213,506
Huntington Bancshares, Inc.	9,423	205,893
Marshall & Ilsley Corp.	8,458	391,690
National City Corp.	89,918	3,349,445
Popular, Inc.	57,774	956,737
Wachovia Corp.	105,100	5,785,755
Wells Fargo & Co.	82,804	2,850,942
		$14,506,680
Commercial Services & Supplies — 0.8%
ACCO Brands Corp. (1)	4,260	$102,623
Avery Dennison Corp.	382	24,547
RR Donnelley & Sons Co.	57,895	2,118,378
Waste Management, Inc.	51,616	1,776,107
		$4,021,655
Communications Equipment — 3.5%
Cisco Systems, Inc. (1)	234,018	$5,974,480
Corning, Inc. (1)	112,580	2,560,069
Harris Corp.	30,013	1,529,162
Motorola, Inc.	116,382	2,056,470
Nokia Oyj ADR	42,609	976,598
QUALCOMM, Inc.	90,295	3,851,985
Tellabs, Inc. (1)	25,662	254,054
		$17,202,818
Computer Peripherals — 3.8%
Apple, Inc. (1)	17,279	$1,605,392
Hewlett-Packard Co.	67,015	2,689,982
International Business Machines Corp.	85,947	8,101,364
Network Appliance, Inc. (1)	30,962	1,130,732
Palm, Inc. (1)	18,656	338,233
SanDisk Corp. (1)	49,051	2,148,434

Seagate Technology	66,365	$1,546,304
Synaptics, Inc. (1)	39,754	1,016,907
		$18,577,348
Construction & Engineering — 0.2%
Fluor Corp.	8,580	$769,798
		$769,798
Consumer Finance — 1.1%
American Express Co.	60,210	$3,395,844
Capital One Financial Corp.	28,163	2,125,180
		$5,521,024
Containers & Packaging — 0.3%
Bemis Co., Inc.	8,256	$275,668
Temple-Inland, Inc.	20,807	1,243,010
		$1,518,678
Distributors — 0.1%
Genuine Parts Co.	7,145	$350,105
		$350,105
Diversified Consumer Services — 0.2%
H&R Block, Inc.	58,152	$1,223,518
		$1,223,518
Diversified Financial Services — 6.2%
Bank of America Corp.	225,187	$11,489,041
Citigroup, Inc.	240,454	12,344,908
JPMorgan Chase & Co.	144,915	7,010,988
		$30,844,937
Diversified Telecommunication Services — 3.4%
AT&T, Inc.	186,704	$7,361,739
Citizens Communications Co.	103,792	1,551,690
Verizon Communications, Inc.	183,898	6,973,412
Windstream Corp.	51,066	750,160
		$16,637,001
Electric Utilities — 1.1%
Duke Energy Corp.	175,013	$3,551,014
PPL Corp.	46,448	1,899,723
		$5,450,737
Electrical Equipment — 0.7%
Emerson Electric Co.	76,240	$3,285,182
		$3,285,182
Energy Equipment & Services — 1.8%
BJ Services Co.	14,015	$391,018
Diamond Offshore Drilling, Inc.	17,338	1,403,511

Halliburton Co.	101,980	$3,236,845
Nabors Industries, Ltd. (1)	10,904	323,522
Noble Corp.	34,571	2,720,046
Schlumberger, Ltd.	8,530	589,423
Transocean, Inc. (1)	4,589	374,921
		$9,039,286
Food & Staples Retailing — 1.9%
CVS Corp.	68,200	$2,328,348
SUPERVALU, Inc.	6,564	256,455
Wal-Mart Stores, Inc.	144,572	6,787,655
		$9,372,458
Food Products — 0.3%
ConAgra Foods, Inc.	27,892	$694,790
Kellogg Co.	10,675	549,015
		$1,243,805
Gas Utilities — 0.2%
Nicor, Inc.	16,441	$796,073
		$796,073
Health Care Equipment & Supplies — 1.3%
Baxter International, Inc.	61,429	$3,235,465
Medtronic, Inc.	65,992	3,237,568
		$6,473,033
Health Care Providers & Services — 2.2%
Genesis HealthCare Corp. (1)	9,286	$586,039
Laboratory Corp. of America Holdings (1)	22,885	1,662,138
Manor Care, Inc.	5,168	280,932
McKesson Corp.	45,027	2,635,881
Quest Diagnostics, Inc.	7,288	363,453
UnitedHealth Group, Inc.	61,522	3,258,820
WellPoint, Inc. (1)	25,106	2,036,097
		$10,823,360
Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	38,610	$1,809,265
Darden Restaurants, Inc.	11,777	485,095
Harrah’s Entertainment, Inc.	25,739	2,173,659
International Game Technology	2,084	84,152
Starwood Hotels & Resorts Worldwide, Inc.	20,021	1,298,362
Yum! Brands, Inc.	19,547	1,129,035
		$6,979,568
Household Durables — 0.5%
Fortune Brands, Inc.	18,128	$1,428,849
Garmin, Ltd.	15,596	844,523
		$2,273,372

Household Products — 2.0%
Procter & Gamble Co.	158,855	$10,033,282
		$10,033,282
Independent Power Producers & Energy Traders — 0.4%
TXU Corp.	32,886	$2,107,993
		$2,107,993
Industrial Conglomerates — 3.4%
General Electric Co.	470,512	$16,637,304
		$16,637,304
Insurance — 4.9%
ACE, Ltd.	2,587	$147,614
Allstate Corp.	66,029	3,965,702
American International Group, Inc.	109,356	7,350,910
Lincoln National Corp.	9,136	619,329
Marsh & McLennan Cos., Inc.	101,972	2,986,760
MetLife, Inc.	37,444	2,364,589
PartnerRe, Ltd.	23,326	1,598,764
Prudential Financial, Inc.	35,186	3,175,888
Travelers Cos., Inc.	37,065	1,918,855
XL Capital Ltd., Class A	2,861	200,156
		$24,328,567
Internet Software & Services — 1.5%
Google, Inc., Class A (1)	11,743	$5,380,173
VeriSign, Inc. (1)	87,817	2,205,963
		$7,586,136
IT Services — 1.1%
Automatic Data Processing, Inc.	37,355	$1,807,982
Checkfree Corp. (1)	20,086	744,990
Cognizant Technology Solutions Corp., Class A (1)	11,841	1,045,205
Paychex, Inc.	41,638	1,576,831
Unisys Corp. (1)	33,075	278,822
		$5,453,830
Leisure Equipment & Products — 0.5%
Mattel, Inc.	86,368	$2,381,166
		$2,381,166
Life Sciences Tools & Services — 0.3%
Applera Corp.-Applied Biosystems Group	12,990	$384,114
Thermo Fisher Scientific, Inc. (1)	25,560	1,194,930
		$1,579,044

Machinery — 1.8%
Deere & Co.	36,556	$3,971,444
Eaton Corp.	37,227	3,110,688
Parker Hannifin Corp.	18,645	1,609,250
		$8,691,382
Media — 3.8%
CBS Corp., Class B	24,994	$764,566
Comcast Corp., Class A (1)	98,830	2,564,639
Cox Radio, Inc., Class A (1)	8,581	117,131
Dow Jones & Co., Inc.	64,330	2,217,455
Idearc, Inc.	9,194	322,709
Interpublic Group of Cos., Inc. (1)	62,468	768,981
Meredith Corp.	4,689	269,102
Omnicom Group, Inc.	15,033	1,539,079
Time Warner, Inc.	256,667	5,061,473
Walt Disney Co.	157,012	5,405,923
		$19,031,058
Metals & Mining — 1.6%
Alcan, Inc. ADR	19,051	$994,462
Alcoa, Inc.	106,331	3,604,621
Freeport-McMoRan Copper & Gold, Inc., Class B	31,683	2,097,098
Nucor Corp.	19,594	1,276,157
		$7,972,338
Multiline Retail — 1.6%
Big Lots, Inc. (1)	46,681	$1,460,182
Dollar General Corp.	132,730	2,807,240
Federated Department Stores, Inc.	26,215	1,180,986
Nordstrom, Inc.	9,277	491,124
Saks, Inc.	30,588	637,454
Sears Holdings Corp. (1)	7,626	1,373,900
		$7,950,886
Multi-Utilities — 2.4%
Ameren Corp.	54,788	$2,755,836
CenterPoint Energy, Inc.	17,504	314,022
DTE Energy Co.	4,649	222,687
Integrys Energy Group, Inc.	4,275	237,305
NiSource, Inc.	111,431	2,723,374
NorthWestern Corp.	25,000	885,750
Public Service Enterprise Group, Inc.	48,830	4,054,843
TECO Energy, Inc.	13,941	239,925
Xcel Energy, Inc.	12,009	296,502
		$11,730,244

Oil, Gas & Consumable Fuels — 8.6%
Chevron Corp.	123,720	$9,150,331
ConocoPhillips	86,561	5,916,444
El Paso Corp.	26,406	382,095
EOG Resources, Inc.	32,118	2,291,298
Exxon Mobil Corp.	263,474	19,879,113
Parallel Petroleum Corp. (1)	15,000	344,250
Valero Energy Corp.	30,355	1,957,594
Williams Cos., Inc.	96,877	2,757,119
		$42,678,244
Paper and Forest Products — 0.2%
MeadWestvaco Corp.	33,483	$1,032,616
		$1,032,616
Personal Products — 0.3%
Alberto-Culver Co.	48,366	$1,106,614
Estee Lauder Cos., Inc., Class A	8,436	412,099
		$1,518,713
Pharmaceuticals — 6.7%
Abbott Laboratories	83,874	$4,680,169
Bristol-Myers Squibb Co.	176,539	4,900,723
Eli Lilly & Co.	50,746	2,725,568
Johnson & Johnson Co.	121,409	7,316,106
Merck & Co., Inc.	63,544	2,806,738
Pfizer, Inc.	262,740	6,636,812
Wyeth	82,703	4,137,631
		$33,203,747
Real Estate Investment Trusts (REITs) — 0.9%
Host Hotels & Resorts, Inc.	10,658	$280,412
Plum Creek Timber Co., Inc.	15,428	608,172
Simon Property Group, Inc.	33,984	3,780,720
		$4,669,304
Road & Rail — 0.5%
CSX Corp.	45,309	$1,814,625
Norfolk Southern Corp.	6,312	319,387
Union Pacific Corp.	3,044	309,118
		$2,443,130
Semiconductors & Semiconductor Equipment — 2.7%
Analog Devices, Inc.	44,223	$1,525,251
Applied Materials, Inc.	128,413	2,352,526
Broadcom Corp., Class A (1)	20,035	642,522
Intel Corp.	107,753	2,061,315
Intersil Corp., Class A	51,768	1,371,334
KLA-Tencor Corp.	32,861	1,752,149

Linear Technology Corp.	20,661	$652,681
MEMC Electronic Materials, Inc. (1)	2,657	160,961
Novellus Systems, Inc. (1)	41,395	1,325,468
Teradyne, Inc. (1)	77,277	1,278,162
		$13,122,369
Software — 3.0%
Adobe Systems, Inc. (1)	32,525	$1,356,293
Microsoft Corp.	423,026	11,789,735
Oracle Corp. (1)	90,238	1,636,015
Quest Software, Inc. (1)	17,700	287,979
		$15,070,022
Specialty Retail — 2.2%
Best Buy Co., Inc.	49,974	$2,434,733
Home Depot, Inc.	123,241	4,527,874
Lowe’s Companies, Inc.	8,029	252,833
Men’s Wearhouse, Inc.	19,093	898,326
Sally Beauty Holdings, Inc., Class B (1)	4,761	43,754
Sherwin-Williams Co.	22,742	1,501,882
Stein Mart, Inc.	20,000	326,400
Tiffany & Co.	14,641	665,873
		$10,651,675
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	35,027	$3,721,969
		$3,721,969
Thrifts & Mortgage Finance — 0.9%
Countrywide Financial Corp.	42,615	$1,433,569
MGIC Investment Corp.	30,567	1,801,008
PFF Bancorp, Inc.	7,488	227,111
Sovereign Bancorp, Inc.	5,380	136,867
Washington Mutual, Inc.	25,380	1,024,844
		$4,623,399
Tobacco — 1.9%
Altria Group, Inc.	73,745	$6,475,548
Reynolds American, Inc.	12,750	795,728
UST, Inc.	32,881	1,906,440
		$9,177,716
Wireless Telecommunication Services — 0.8%
Alltel Corp.	49,391	$3,062,242
NII Holdings, Inc., Class B (1)	10,118	750,553
		$3,812,795

Total Common Stocks (identified cost $418,423,562)	$501,182,752
Total Investments — 101.4% (identified cost $418,423,562)	$501,182,752

Cover Call Options Written — (1.6)%

	Number of	Premium
	Contracts	Received	Value
S & P 500 Index, Expires, 4/21/07, Strike 1,420	1,815	$2,529,367	$(3,412,200)
S & P 500 Index, Expires, 4/21/07, Strike 1,400	1,119	1,895,342	(3,804,600)
S & P 500 Index, Expires, 4/21/07, Strike 1,435	392	704,855	(450,800)
S & P 500 Index, Expires, 4/21/07, Strike 1,415	200	359,400	(446,000)
Total Call Options Written (premiums received $5,488,965)			$(8,113,600)
Other Assets, Less Liabilities — 0.2%			$1,248,307
Net Assets — 100.0%			$494,317,459

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$418,391,664
Gross unrealized appreciation	$86,662,789
Gross unrealized depreciation	(3,871,701)
Net unrealized appreciation	$82,791,088

Summary of options outstanding at March 31, 2007:

Written call options activity for the period ended March 31, 2007 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,512	$5,911,479
Options written	10,419	16,079,056
Options terminated in closing purchase transactions	(10,405)	(16,501,570)
Outstanding, end of period	3,526	$5,488,965

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) During the second fiscal quarter of the period covered by this report, the registrant’s internal control over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floating rate obligations in light of Statement of Financial Accounting Standards No. 140.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax Managed Buy-Write Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 18, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	May 18, 2007